Cover	Dec. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2023
Entity File Number	333-109898
Entity Registrant Name	BF Garden Tax Credit Fund V L.P
Entity Central Index Key	0001267425
Entity Tax Identification Number	14-1897569
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 Franklin Street
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	888
Local Phone Number	773-1487
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false